Selected cash flow information - Changes in Liabilities and Equity Arising from Financing Activities (Details) - CAD ($) $ in Thousands		12 Months Ended
	Dec. 02, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Changes in liabilities arising from financing activities [abstract]
Borrowings on revolving facility		$ (8,861)	$ 41,277	$ 0
Deferred financing fees on term loan		(311)	0	0
Original issue discount		2,170
Interest rate modification		0	(5,935)	0
Changes in equity arising from financing activities [Roll Forward]
Shareholders’ equity, opening balance		146,168	142,702	114,433
Exercise of stock options		1,238	146	0
Contributed surplus on exercise of stock options		(1,238)	(146)
Shareholders’ equity, closing balance		243,610	146,168	142,702
Revolving facility
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period		6,642
Borrowings on revolving facility		(8,861)
Deferred financing costs		525
Liabilities arising from financing activities at end of period		(1,694)	6,642
Term loan
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period		139,447
Deferred financing fees on term loan		(311)
Original issue discount		842
Embedded derivative		186
Interest rate modification		1,212
Deferred financing costs		295
Unrealized foreign exchange gain		(4,597)
Liabilities arising from financing activities at end of period		137,074	139,447
Accrued liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period		4,335
Original issue discount		(4,394)
Realized foreign exchange gain		59
Liabilities arising from financing activities at end of period		0	4,335
Share Capital
Changes in equity arising from financing activities [Roll Forward]
Shareholders’ equity, opening balance		103,295	60,221	58,245
Contributed surplus on exercise of stock options		(2,800)	(146)
Shareholders’ equity, closing balance	$ 2,652	106,095	103,295	60,221
Contributed Surplus
Changes in equity arising from financing activities [Roll Forward]
Shareholders’ equity, opening balance		4,074	57,740	57,240
Contributed surplus on exercise of stock options		1,562
Shareholders’ equity, closing balance		$ 4,483	$ 4,074	$ 57,740